Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Inventories [Abstract]
Disclosure Of Inventory Balances [Text Block]
The inventories balances are detailed as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Finished products	120,545,622	73,971,829
In process products	638,700	4,121,749
Raw material	189,700,921	140,148,143
In transit raw material	35,978,861	10,151,494
Materials and products	9,739,510	7,394,725
Realizable net value estimate and obsolescence	(3,176,553)	(3,944,679)
Total	353,427,061	231,843,261

Changes In Current Estimate At Net Realisable Value [Text Block]
The movement of net realizable value and obsolescence estimate is detailed as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Initial balance	(3,944,679)	(1,246,380)
Inventories write-down estimation	(2,902,530)	(4,667,808)
Inventories recognised as an expense	3,692,846	1,877,113
Business combinations effect	(22,190)	92,396
Total	(3,176,553)	(3,944,679)